UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust
                   (Exact name of registrant as specified in charter)

2960 N. Meridian St. Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	09/30

Date of reporting period:	03/31/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

IRON STRATEGIC INCOME FUND

IRON MARKET OPPORTUNITY FUND

Semi-Annual Report

March 31, 2008

(Unaudited)

Fund Advisor:

IRON Financial Management, Inc.

www.ironfunds.com

Performance Results

(a)	Source: Lehman Brothers Global Family of Indices. Copyright 2008. Used with permission.

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. For more information on the Iron Funds, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575. Current performance of the Funds may be lower or higher than the performance quoted. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0575.  * Not Annualized.

**	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*** The Merrill Lynch 1-3 year US Corporate & Government Bond Index, the Merrill Lynch High Yield Master II Index and the Lehman Brothers Aggregate Bond Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of U.S. Corporate, Government and Treasury securities. Individuals cannot invest directly in the Indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to track the performance of a benchmark index.

The Funds are distributed by Unified Financial Securities, Inc., member FINRA.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund, the Merrill Lynch High Yield Master II Index and the Lehman Brothers Aggregate Bond Index on October 11, 2006 (inception of the Fund) and held through March 31, 2008. The Merrill Lynch High Yield Master II Index is a widely recognized unmanaged index of high yield bonds. The Lehman Brothers Aggregate Bond Index is a widely recognized unmanaged index of U.S. corporate & government bonds. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. The index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the indices plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that our shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the Iron Strategic Income Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Merrill Lynch 1-3 Year US Corporate & Government Bond Index on October 11, 2001 (inception of the Fund) and held through March 31, 2008. The Merrill Lynch 1-3 Year US Corporate & Government Bond Index is a widely recognized unmanaged index of U.S. corporate & government bonds. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. The index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the indices plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that our shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the Iron Market Opportunity Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

Fund Holdings– (unaudited)

1 As a percent of net assets. The Iron Strategic Income Fund seeks to attain its investment objective through strategic allocation and re-allocation of the Fund’s assets among high yield fixed income securities, cash and fixed income derivatives. Fixed income securities in which the Income Fund may invest include bonds, notes, mortgage-backed securities, corporate debt, restricted securities, government securities, municipal securities, structured products, short term obligations, such as commercial paper and repurchase agreements, and high yield bonds (commonly known as “junk bonds”). Structured products include, among others, collateralized debt obligations, collateralized loan obligations and investment trusts that hold corporate bonds or credit default swaps selected by the trust’s sponsor. The Fund may obtain exposure to the fixed income market by investing in derivatives including, but not limited to, credit default swaps, futures contracts and options on futures contracts.

1 As a percent of net assets. The Iron Market Opportunity Fund invests primarily in a broad range of fixed income securities (including investments, which may be extensive, in other investment companies (including mutual funds, exchange traded funds and closed-end funds) that invest primarily in fixed income securities). Fixed income securities include variable and floating rate securities, including corporate bonds, notes, high yield bonds, preferred securities, municipal securities, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“government securities”), mortgage-backed securities, foreign government securities, money market instruments, commercial paper, repurchase agreements and derivatives.

Availability of Portfolio Schedules

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Funds’ Expenses– (unaudited)

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2007 and held for the six month period to March 31, 2008.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

Iron Strategic Income Fund	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 – March 31, 2008
Ac Actual	$1,000.00	$1,001.87	$5.98
Hy Hypothetical**	$1,000.00	$1,019.03	$6.03

* Expenses are equal to the Fund’s annualized expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Iron Market Opportunity Fund	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 – March 31, 2008
Act Actual	$1,000.00	$1 ,005.91	$3.56
Hyp Hypothetical**	$1,000.00	$1,021.45	$3.59

* Expenses are equal to the Fund’s annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Iron Strategic Income Fund
Schedule of Investments
March 31, 2008
(Unaudited)

Mutual Funds - 48.52%	Shares	Value

AIM High Yield Fund - Institutional Class	774,236	$ 3,112,427
Columbia High Income Fund - Class Z	59,073	478,489
Credit Suisse Global High Yield Fund, Inc.	104,955	945,642
Delaware Delchester Fund - Class I	1,763,957	5,362,428
Delaware High-Yield Opportunities Fund - Class I	797,771	3,175,128
Evergreen Select High Yield Bond Fund - Institutional Class	108,719	920,848
Franklin High Income Fund - Adminstrative Class	5,936,138	11,575,469
Goldman Sachs High Yield Fund - Institutional Class	247,139	1,764,570
iShares iBoxx $ High Yield Corporate Bond Fund	12,480	1,206,375
Lord Abbett Bond - Debenture Fund, Inc.	668,300	5,038,983
Northeast Investors Trust	239,797	1,649,801
PIMCO High Yield Fund - Institutional Class	1,002,133	9,219,620
Principal High Yield Fund II - Institutional Class	1,613,279	12,825,570
Putnam High Yield Advantage Fund - Class Y	814,174	4,771,058
TIAA-CREF Institutional High Yield Fund II	267,380	2,483,957

TOTAL MUTUAL FUNDS (Cost $67,078,711)		64,530,365

Money Market Securities - 47.63%

Dreyfus Government Cash Management Fund - 2.77% (a)	21,113,644	21,113,644
Federated Government Obligations Fund - 2.54% (a)	21,113,644	21,113,644
Goldman Sachs Financial Square Funds - Government Fund - 2.64% (a)	21,113,644	21,113,644

TOTAL MONEY MARKET SECURITIES (Cost $63,340,932)		63,340,932

TOTAL INVESTMENTS (Cost $130,419,643) - 96.15%		127,871,297

Cash & other assets less liabilities - 3.85%		5,114,395

TOTAL NET ASSETS - 100.00%		$ 132,985,692

(a) Variable rate security; the money market rate shown represents the rate at March 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund
Schedule of Investments - continued
March 31, 2008

	Termination	Notional	Appreciation/
Credit Default Swaps (c)	Date	Amount	(Depreciation)

Dow Jones CDX North America High Yield Credit Default Swap,	12/20/2012	$ (9,900,000)	$ 100,336

agreement with Lehman Brothers, effective September 28, 2007, to receive a premium equal to 2.75% of the notional amount. Upon a credit event, the Fund makes a payment of the proportional notional amount to the counterparty.

(c) See Related Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Iron Market Opportunity Fund
Schedule of Investments
March 31, 2008
(Unaudited)
	Principal
Corporate Bonds - 11.81%	Amount	Value

American Express Travel, 3.319%, 06/01/2011 (a)	$ 1,000,000	$ 963,028
Fifth Third Bancorp, 2.962%, 12/20/2016 (a)	1,000,000	819,478
First Horizon Asset-Backed Securities Trust, 2.869%, 10/25/2034 (a) (b)	271,007	251,215
First Horizon Asset-Backed Securities Trust, 5.328%, 10/25/2034 (a) (b)	60,481	57,140
I-Preferred Term Securities IV, 5.158%, 12/11/2032 (a) (c)	500,000	472,000
Preferred Term Securities XVI, 4.350%, 03/23/2035 (a) (c)	996,081	962,563
Preferred Term Securities XVII, 3.600%, 06/23/2035 (a) (c)	1,978,190	1,914,053

TOTAL CORPORATE BONDS (Cost $5,817,602)		5,439,477

Mutual Funds - 0.04%

Evergreen Adjustable Rate Fund, Series I, 5.300% (a)	1,899	17,581

TOTAL MUTUAL FUNDS (Cost $17,691)		17,581

Money Market Securities - 80.62%	Shares

Dreyfus Government Cash Management Fund - 2.77% (a)	12,372,344	12,372,344
Federated Government Obligations Fund - 2.54% (a)	12,372,344	12,372,344
Goldman Sachs Financial Square Funds - Government Fund - 2.64% (a)	12,372,344	12,372,344

TOTAL MONEY MARKET SECURITIES (Cost $37,117,032)		37,117,032

TOTAL INVESTMENTS (Cost $42,952,325) - 92.47%		42,574,090

Cash and other assets less liabilities - 7.53%		3,467,605

TOTAL NET ASSETS - 100.00%		$ 46,041,695

(a) Variable rate security; the money market rate shown represents the rate at March 31, 2008.
(b) Asset-backed security.
(c) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933.
(d) Variable rate security; the money market rate shown represents the rate at March 31, 2008.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Statements of Assets and Liabilities
March 31, 2008
(Unaudited)
	Iron Strategic	Iron Market
	Income Fund	Opportunity Fund
Assets
Investment in securities:
At cost	$ 130,419,643	$ 42,952,325
At value	$ 127,871,297	$ 42,574,090

Cash held at broker (a)	267,989	148,048
Interest receivable	191,577	104,562
Dividends receivable	197,163	-
Receivable for investments sold	3,566,491	3,295,530
Receivable for swap agreement, at value	1,051,958	-
Prepaid expenses	21,079	18,781
Total assets	133,167,554	46,141,011

Liabilities
Payable for fund shares redeemed	26,031	45,000
Payable to advisor (b)	118,485	11,838
Payable to administrator, transfer agent, and fund accountant	27,744	13,401
Payable to trustees and officers	853	1,425
Other accrued expenses	8,749	27,652
Total liabilities	181,862	99,316

Net Assets	$ 132,985,692	$ 46,041,695

Net Assets consist of:
Paid in capital	$ 136,772,801	$ 50,187,935
Accumulated undistributed net investment income (loss)	628,814	(136,642)
Accumulated net realized (loss) from investment transactions	(1,967,913)	(3,631,363)
Net unrealized (depreciation) on investments and swap agreements	(2,448,010)	(378,235)

Net Assets	$ 132,985,692	$ 46,041,695

Shares outstanding (unlimited number of shares authorized)	13,507,720	4,921,833

Net Asset Value and offering price per share	$ 9.85	$ 9.35

Redemption price per share (Net Asset Value * 99%) (c)	$ 9.75	$ 9.26

(a) Cash used as collateral for futures transactions.
(b) See Note 3 in the Notes to the Financial Statements.
(c) The Funds charge a 1.00% redemption fee on shares redeemed within 30 days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Statements of Operations
For the Six Months Ended March 31, 2008
(Unaudited)
	Iron Strategic	Iron Market
	Income Fund	Opportunity Fund
Investment Income
Dividend income	$ 2,372,774	$ 41,339
Interest income	1,813,943	1,064,594
Total Income	4,186,717	1,105,933

Expenses
Investment advisor fee (a)	715,616	126,485
Administration expenses	57,665	24,998
Fund accounting expenses	26,209	12,549
Transfer agent expenses	16,108	15,638
Custodian expenses	7,454	7,622
Legal expenses	7,439	11,249
Registration expenses	6,773	3,581
Auditing expenses	6,474	9,313
Insurance expenses	2,492	5,314
CCO expenses	2,485	2,569
Pricing expenses	2,134	4,070
Trustee expenses	2,128	2,617
Miscellaneous expenses	937	3,001
Printing expenses	509	1,012
Total Expenses	854,423	230,018
Management fees waived by advisor	-	(50,594)
Net Operating Expenses	854,423	179,424
Net Investment Income	3,332,294	926,509

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	(3,702,655)	(270,524)
Futures contracts	3,460	(6,214)
Swap agreements	1,621,531	-
Capital gain distributions from other investment companies	349,218	-
Change in unrealized appreciation (depreciation) on:
Investment securities	(1,290,066)	(304,202)
Swap agreements	(78,437)	-
Net realized and unrealized (loss) on investment securities, futures
contracts, and swap agreements	(3,096,949)	(580,940)
	$ 235,345	$ 345,569

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Statements of Changes In Net Assets

	Iron Strategic Income Fund

	For the Six	For the Period
	Months Ended	Ended
	March 31, 2008	September
Increase (Decrease) in Net Assets From:	(Unaudited)	30,2007(a)
Operations:
Net investment income	$ 3,332,294	$ 4,753,964
Net realized gain (loss) on investment securities, futures contracts
and swap agreements	(2,077,664)	2,616,912
Capital gain distributions from other investment companies	349,218	191,570
Change in unrealized (depreciation)	(1,368,503)	(1,079,507)
Net increase in net assets resulting from operations	235,345	6,482,939

Distributions:
From net investment income	(3,046,937)	(4,446,822)
From capital gains	(3,047,950)
Total distributions	(6,094,887)	(4,446,822)

Capital Share Transactions:
Proceeds from shares sold	17,045,448	161,129,603
Reinvestment of distributions	5,748,369	4,230,198
Amount paid for shares redeemed	(32,140,176)	(19,204,325)

Net (decrease) in net assets resulting from capital share transactions	(9,346,359)	146,155,476

Total (Decrease) in Net Assets	(15,205,901)	148,191,593

Net Assets:
Beginning of period	148,191,593	-

End of period	$ 132,985,692	$ 148,191,593

Accumulated undistributed net investment income included
in net assets at the end of the period	$ 628,814	$ 343,457

Capital Share Transactions:
Shares sold	1,683,057	15,886,184
Shares issued in reinvestment of distributions	577,497	413,503
Shares redeemed	(3,174,222)	(1,878,299)

Net increase (decrease) from capital share transactions	(913,668)	14,421,388

(a) For the Period of October 11, 2006 (Commencement of Operations) through September 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Statements of Changes In Net Assets - continued

	Iron Market Opportunity Fund

	For the Six	For the
	Months Ended	Year
	March 31, 2008	Ended September
Increase (Decrease) in Net Assets From:	(Unaudited)	30,2007
Operations:
Net investment income	$ 926,509	$ 4,128,813
Net realized (loss) on investment securities and futures contracts	(276,738)	(2,648,595)
Change in unrealized appreciation (depreciation)	(304,202)	395,252
Net increase in net assets resulting from operations	345,569	1,875,470

Distributions:
From net investment income	(1,039,682)	(4,153,228)
From net realized gain	-	(21,879)
Total distributions	(1,039,682)	(4,175,107)

Capital Share Transactions:
Proceeds from shares sold	6,124,423	50,038,905
Reinvestment of distributions	861,564	3,169,832
Amount paid for shares redeemed	(19,943,799)	(92,045,109)

Net (decrease) in net assets resulting from capital share transactions	(12,957,812)	(38,836,372)

Total (Decrease) in Net Assets	(13,651,925)	(41,136,009)

Net Assets:
Beginning of period	59,693,620	100,829,629

End of period	$ 46,041,695	$ 59,693,620

Accumulated undistributed net investment income (loss) included
in net assets at the end of the period	$ (136,642)	$ -

Capital Share Transactions:
Shares sold	646,935	5,092,336
Shares issued in reinvestment of distributions	91,325	323,740
Shares redeemed	(2,106,084)	(9,363,541)

Net (decrease) from capital share transactions	(1,367,824)	(3,947,465)

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Iron Strategic Income Fund
Financial Highlights
For a share outstanding during the period

	For the Six	For the
	Months Ended	Period Ended
	March 31, 2008	September
	(Unaudited)	30,2007(a)

Selected Per Share Data
Net asset value, beginning of year	$ 10.28	$ 10.00

Income from investment operations
Net investment income	0.25	0.50
Net realized and unrealized gain (loss)	(0.23)	0.26
Total from investment operations	0.02	0.76

Less Distributions to shareholders:
From net investment income	(0.23)	(0.48)
From net capital gains	(0.22)	-
Total distributions	(0.45)	(0.48)

Paid in capital from redemption fees (b)	-	-

Net asset value, end of year	$ 9.85	$ 10.28

Total Return (c)	0.19%(d)	7.72%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 132,986	$ 148,192
Ratio of expenses to average net assets (e)	1.19% (f)	1.28%(f)
Ratio of net investment income to
average net assets (e)	4.66% (f)	5.06%(f)
Portfolio turnover rate	168.53%	147.72%

(a) For the period October 11, 2006 (commencement of operations) to September 30, 2007.
(b) Distribution amounts to less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds
Iron Market Opportunity Fund
Financial Highlights
For a share outstanding during the period

	For the Six		For the		For the	For the	For the		For the
	Months Ended		Year ended		Year ended	Year ended	Year ended		Year ended
	March 31, 2008		September		September	September	September		September
	(Unaudited)		30, 2007		30, 2006	30, 2005	30, 2004		30, 2003

Selected Per Share Data
Net asset value, beginning of year	$ 9.49		$ 9.85		$ 9.93	$ 9.88	$ 9.95		$ 9.75

Income from investment operations
Net investment income	0.17		0.49		0.41	0.27	0.28	(a)	0.28	(a)
Net realized and unrealized gain (loss)	(0.11)		(0.35)		(0.06)	0.04	0.02		0.20
Total from investment operations	0.06		0.14		0.35	0.31	0.30		0.48

Less Distributions to shareholders:
From net investment income	(0.20)		(0.50)		(0.42)	(0.26)	(0.28)		(0.28)
From net realized gain	-		-	(b)	(0.01)	-	(0.09)		-
Total distributions	(0.20)		(0.50)		(0.43)	(0.26)	(0.37)		(0.28)

Net asset value, end of year	$ 9.35		$ 9.49		$ 9.85	$ 9.93	$ 9.88		$ 9.95

Total Return (c)	0.59%	(d)	1.36%		3.65%	3.18%	3.12%		4.95%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 46,042		$ 59,694		$ 100,830	$ 195,928	$ 148,069		$ 77,568
Ratio of expenses to average net assets	0.71%	(e)	0.77%		0.75%	0.70%	0.73%		0.90%
Ratio of expenses to average net assets
before waiver	0.91%	(e)	0.77%		0.95%	1.20%	1.22%		1.33%
Ratio of net investment income to
average net assets	3.67%	(e)	4.79%		3.82%	2.83%	2.99%		3.10%
Ratio of net investment income to
average net assets before waiver	3.47%	(e)	4.79%		3.62%	2.33%	2.49%		2.67%
Portfolio turnover rate	101.62%		72.26%		34.42%	108.39%	59.05%		92.97%

(a) Net investment income per share is based on average shares outstanding during the period.
(b) Distribution amounts to less than $0.005 per share.
(c) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Iron Funds

Notes to the Financial Statements

March 31, 2008

(Unaudited)

NOTE 1.    ORGANIZATION

The Iron Strategic Income Fund (the “Income Fund”) and the Iron Market Opportunity Fund (the “Opportunity Fund”) (collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on October 11, 2006 and September 26, 2005, respectively. The Trust acquired all the assets of the Iron Opportunity Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), a predecessor Fund of the Opportunity Fund, in a tax-free reorganization, effective September 26, 2005. The Predecessor Fund commenced operations on October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Funds is Iron Financial Management, Inc. (the “Advisor”). The investment objective of the Income Fund is to maximize total return. The investment objective of the Opportunity Fund is to maximize total return while maintaining low volatility in share price.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Such good faith pricing would also be required if a mutual fund in which a Fund invests fails to calculate its NAV as of the stock exchange close.

Iron Funds

Notes to the Financial Statements

March 31, 2008 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Futures Contracts - The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements - The Funds may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller. Each Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, such Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative notional values of the positions held by each party to the agreement (“net amount”) and not the notional amounts themselves. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records (See Schedule of Investments for identified collateral). The credit default swaps are marked to market daily and any change is recorded in unrealized gain/loss. Premium payments paid or received are recorded in realized gain/loss. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds’ portfolios.

Short Sales- The Funds may engage in short selling activities. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, a Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that a Fund will be able to close out the short position at any particular time or at an acceptable price. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a Fund’s return. The Advisor does not intend to use leverage with respect to its short positions; as a result, the Funds’ portfolios under normal circumstances will always include sufficient cash equivalents (such as money market instruments, U.S. Treasury Bills, money market funds or repurchase agreements) to cover its obligations to close its short positions.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to continue to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Iron Funds

Notes to the Financial Statements

March 31, 2008 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or is estimated daily in instances when the Funds hold investments in other registered investment companies that are established as “daily dividend funds”, but only distribute on amonthly basis. Interest income is recorded on an accrual basis and discounts and premiums on securities purchased are amortized over the life of the respective securities, using the effective interest method.

Distributions to Shareholders - The Funds intend to distribute all of their net investment income, if any, as dividends to shareholders on at least an annual basis. The Funds intend to distribute their net realized long-term capital gains and net realized short-term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Accounting for Uncertainty in Income Taxes – The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the period ended March 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Advisor manages each Fund’s investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% and 0.50% of the average daily net assets for the Income Fund and Opportunity Fund, respectively. For the six months ended March 31, 2008, the Advisor earned fees of $715,616 from the Income Fund.

Iron Funds

Notes to the Financial Statements

March 31, 2008 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For the six months ended March 31, 2008, the Advisor earned fees of $126,485 from the Opportunity Fund. At March 31, 2008, the Income Fund owed the Advisor $118,485 and the Opportunity Fund owed the Advisor $11,838. The Advisor has contractually agreed through September 30, 2008 to waive its management fee and/or reimburse certain operating expenses for the Income Fund, but only to the extent necessary net expenses, excluding 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) and extraordinary expenses, do not exceed 1.50% of the Income Fund’s average daily net assets. Effective September 1, 2007, the Adviser has contractually agreed to reduce its management fee with respect to the Market Opportunity Fund, from 0.50% to 0.30% of the Fund’s average daily net assets. The contractual agreement is in effect through January 31, 2009. For the six months ended March 31, 2008 the Advisor waived 50,594 for the Opportunity Fund. Any waiver or reimbursement by the Advisor is subject to repayment by the Income Fund in the three fiscal years following the fiscal year in which the expenses occur, provided that the Income Fund is able to make such repayment without exceeding the 1.50% expense limitation. For the six months ended March 31, 2008, there were no fees waived or expenses reimbursed by the Advisor for the Income Fund.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Funds’ business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2008, Unified earned fees of $57,665 for administrative services provided to the Income Fund. For the six months ended March 31, 2008, Unified earned fees of $24,998 for administrative services provided to the Opportunity Fund. As of March 31, 2008, the Unified was owed $18,416 and $8,980 by the Income Fund and Opportunity Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund. The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2008, Unified earned fees of $10,014 for transfer agent services provided to the Income Fund and was reimbursed $6,094 for out-of-pocket expenses. For the six months ended March 31, 2008, Unified earned fees of $9,476 for transfer agent services provided to the Opportunity Fund and was reimbursed $6,162 for out-of-pocket expenses. As of March 31, 2008, Unified was owed by the Income Fund, $2,320 for transfer agent services and reimbursement of out-of-pocket expenses. As of March 31, 2008, Unified was owed by the Opportunity Fund, $1,206 for transfer agent services and reimbursement of out-of-pocket expenses. For the six months ended March 31, 2008, Unified earned fees of $26,209 for the fund accounting services provided to the Income Fund. For the six months ended March 31, 2008, Unified earned fees of $12,549 for fund accounting services provided to the Opportunity Fund. As of March 31, 2008, Unified was owed $7,008 and $3,215 by the Income Fund and Opportunity Fund, respectively, for fund accounting services.

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Funds’ shares. There were no payments made by the Funds to the Distributor for the six months ended March 31, 2008. The Distributor and Unified are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor and officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor).

Iron Funds

Notes to the Financial Statements

March 31, 2008 – continued

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended March 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of March 31, 2008, the net unrealized (depreciation) of investments (excluding swap agreements) for tax purposes was as follows:

At March 31, 2008, the aggregate cost of securities for federal income tax purposes (excluding swap agreements) was $130,419,643 for the Income Fund and $42,952,325 for the Opportunity Fund.

NOTE 5. RESTRICTED SECURITIES

The Opportunity Fund has acquired several securities through private placements, the sale of which is restricted under Rule 144A of the Securities Act of 1933. At March 31, 2008, the aggregate value of such securities amounted to $3,348,616 for the Opportunity Fund. The values amount to 7.27% of the net assets of the Opportunity Fund. The securities have been valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Currently, none of these securities are considered to be illiquid.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2008, Ameritrade, Inc. for the benefit of its customers, owned 75.81% and 36.06% of the Income Fund and the Opportunity Fund, respectively. As of March 31, 2008, SEI Private Trust Co., for the benefit of its customers, owned 60.11% of the Opportunity Fund. As a result, Ameritrade may be deemed to control the Income Fund and Ameritrade and SEI Private Trust Co. may be deemed to control the Opportunity Fund.

Iron Funds

Notes to the Financial Statements

March 31, 2008 – continued

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Income Fund. For the period ended September 30, 2007, the Income Fund paid monthly/quarterly distributions of net investment income totaling $0.4792 per share.

The tax character of distributions paid for the period ended September 30, 2007 was as follows:

As of September 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of September 30, 2007, the difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales in the amount of $53,265 and the mark-to-market of swap agreements in the amount of $178,773.

For the six months ended March 31, 2008, the Income Fund paid quarterly distributions of net investment income totaling $0.2258 per share or $3,046,937. On December 27, 2007, the Fund paid long term and short-term capital gain distributions totaling $0.2249 per share or $3,047,950 to shareholders on record as of December 26, 2007.

Opportunity Fund. For the fiscal year ended September 30, 2007, the Opportunity Fund paid monthly distributions of net investment income totaling $0.4956 per share. On December 27, 2006, the Fund paid a long term capital gain distribution of $0.0023 per share to shareholders on record as of December 26, 2006.

The tax character of distributions paid during the fiscal years 2007 and 2006 was as follows:

Iron Funds

Notes to the Financial Statements

March 31, 2008 – continued

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS – Continued

As of September 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of September 30, 2007, the difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of post-October losses in the amount of $2,573,689.

For the six months ended March 31, 2008, the Opportunity Fund paid monthly distributions of net investment income totaling $0.1961 per share or $1,039,682.

NOTE 8. CAPITAL LOSS CARRYFORWARD

At September 30, 2007, the Opportunity Fund has available for federal tax purposes an unused capital loss carryforward of $812,161, which is available for offset against future taxable net capital gains. This loss carryforward expires on September 30, 2012.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Funds at (877) 322-0575; and (2) on the Commission’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, IL 60093

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N Meridian St, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 N Meridian St, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

www.ironfunds.com

Semi-Annual Report

March 31, 2008

(Unaudited)

Fund Advisor:

Financial Counselors, Inc.

442 West 47th Street

Kansas City, MO 64112

Toll Free (877) 627-8504

FCI Equity Fund

Investment Results - (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the FCI Equity Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $250,000 made on October 5, 2005 (commencement of Fund operations) and held through March 31, 2008. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. The results shown for the Fund include reinvested distributions, applicable sales charges, Fund expenses and management fees, and are shown before taxes on Fund distributions and sales of Fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The market indexes are unmanaged, do not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly into an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Equity Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FCI Bond Fund

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the FCI Bond Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Lehman Intermediate Government/Credit Bond Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $250,000 made on October 4, 2005 (commencement of Fund operations) and held through March 31, 2008. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The Lehman Intermediate Government/Credit Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. The results shown for the Fund include reinvested distributions, applicable sales charges, Fund expenses and management fees, and are shown before taxes on Fund distributions and sales of Fund shares. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The market indexes are unmanaged, do not reflect sales charges, commissions or expenses, or the effects of taxes. You cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Bond Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-627-8504. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS(Unaudited)

1As a percent of net assets.

The FCI Equity Fund invests primarily in a diversified portfolio of equity securities that the Advisor believes have a potential for capital appreciation. The Fund invests in companies that the Advisor determines to be the most attractive within their respective industries and whose earnings the Advisor expects to grow at an above average rate relative to the market.

1As a percent of net assets.

The FCI Bond Fund invests primarily in a diversified portfolio of intermediate-term, investment grade fixed income securities. The Fund may, on occasion, purchase long-term bonds. The Advisor seeks to add value for Fund investors and to maximize the risk-adjusted returns versus the unmanaged Lehman Brothers Intermediate Government/Credit Index® by managing the duration of the Fund’s portfolio, and through sector allocation and issue selection.

Availability of Portfolio Schedule(Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2007 to March 31, 2008.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees.  Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.  In addition, if these transactions costs were included, your costs would have been higher.

FCI Equity Fund	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 – March 31, 2008
Actual	$1,000.00	$884.20	$4.71
Hypothetical **	$1,000.00	$1,020.00	$5.05

*Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

FCI Bond Fund	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 – March 31, 2008
Actual	$1,000.00	$1,049.34	$4.10
Hypothetical**	$1,000.00	$1,021.00	$4.04

* Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

** Assumes a 5% return before expenses.

FCI Funds
FCI Equity Fund
Schedule of Investments
March 31, 2008
(Unaudited)

Common Stocks - 93.25%	Shares	Value

Accident & Health Insurance - 2.27%
Aflac, Inc.	3,500	$ 227,325

Agriculture Chemicals - 1.44%
Monsanto Co.	1,300	144,950

Aircraft Engines & Engine Parts - 2.06%
United Technologies Corp.	3,000	206,460

Beverages - 2.52%
PepsiCo, Inc.	3,500	252,700

Biological Products (No Diagnostic Substances) - 2.05%
Gilead Sciences, Inc. (a)	4,000	206,120

Cigarettes - 1.51%
Philip Morris International, Inc. (a)	3,000	151,740

Computer Communications Equipment - 1.44%
Cisco Systems, Inc. (a)	6,000	144,540

Computer Storage Devices - 1.43%
EMC Corp. (a)	10,000	143,400

Crude Petroleum & Natural Gas - 1.20%
Apache Corp.	1,000	120,820

Electric Services - 1.72%
Great Plains Energy, Inc.	7,000	172,550

Electronic Computers - 4.00%
Apple, Inc. (a)	2,800	401,800

Electronic & Other Electrical Equipment - 4.18%
Emerson Electric Co.	2,400	123,504
General Electric Co.	8,000	296,080
		419,584

Finance Services - 1.71%
JPMorgan Chase & Co.	4,000	171,800

Hotel & Motels - 2.20%
Las Vegas Sands Corp. (a)	3,000	220,920

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 93.25% - continued	Shares	Value

Household Audio & Video Equipment - 1.00%
Sony Corp. (b)	2,500	$ 100,175

Industrial Instruments for Measurement - 1.89%
Danaher Corp.	2,500	190,075

Iron & Steel Foundries - 1.32%
Precision Castparts Corp.	1,300	132,704

Measuring & Controlling Devices - 2.55%
Thermo Fisher Scientific, Inc. (a)	4,500	255,780

National Commercial Banks - 2.26%
U.S. Bancorp.	7,000	226,520

Oil & Gas Field Machinery & Equipment - 1.16%
National-Oilwell Varco, Inc. (a)	2,000	116,760

Oil & Gas Field Services - 1.56%
Schlumberger Ltd.	1,800	156,600

Petroleum Refining - 3.69%
ConocoPhillips	2,300	175,283
Exxon Mobil Corp.	2,300	194,534
		369,817

Pharmaceutical Preparations - 3.02%
Allergan, Inc.	2,500	140,975
Johnson & Johnson	2,500	162,175
		303,150

Pumps & Pumping Equipment - 1.14%
ITT Corp.	2,200	113,982

Retail - Drug Stores and Proprietary Stores - 2.02%
CVS Caremark Corp.	5,000	202,550

Retail - Family Clothing Stores - 1.30%
Nordstrom, Inc.	4,000	130,400

Retail - Miscellaneous Shopping Goods Stores - 1.76%
Staples, Inc.	8,000	176,880

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 93.25% - continued	Shares	Value

Retail - Variety Stores - 2.98%
Costco Wholesale Corp.	2,500	$ 162,425
Target Corp.	2,700	136,836
		299,261

Security Brokers, Dealers & Flotation Companies - 6.05%
BlackRock, Inc.	1,000	204,180
Charles Schwab Corp.	10,000	188,300
Goldman Sachs Group, Inc.	1,300	215,007
		607,487

Semiconductors & Related Devices - 4.83%
Intel Corp.	9,000	190,620
NVIDIA Corp. (a)	6,000	118,740
Texas Instruments, Inc.	6,200	175,274
		484,634

Services - Computer Programming, Data Processing, Etc. - 1.98%
Google, Inc. - Class A (a)	450	198,212

Services - Miscellaneous Amusement & Recreation - 2.19%
The Walt Disney Co.	7,000	219,660

Services - Prepackaged Software - 5.81%
Adobe Systems, Inc. (a)	5,000	177,950
Microsoft Corp.	6,000	170,280
Oracle Corp. (a)	12,000	234,720
		582,950

Ship & Boat Building & Repairing - 1.08%
General Dynamics Corp.	1,300	108,381

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.65%
Procter & Gamble Co.	3,800	266,266

State Commercial Bank - 1.33%
Northern Trust Corp.	2,000	132,940

Surgical & Medical Instruments & Apparatus - 1.58%
3M Co.	2,000	158,300

Telephone Communications (No Radiotelephone) - 6.26%
America Movil SAB de C.V. - Series L (b)	4,000	254,760
AT&T, Inc.	5,000	191,500
Verizon Communications, Inc.	5,000	182,250
		628,510

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Equity Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

Common Stocks - 93.25% - continued	Shares	Value

Tobacco Products - 0.66%
Altria Group, Inc.	3,000	$ 66,600

Wholesale - Groceries & Related Products - 1.45%
Sysco Corp.	5,000	145,100

TOTAL COMMON STOCKS (Cost $9,320,159)		9,358,403

Preferred Stock - 1.44%
Fannie Mae, 8.250%	6,000	144,300

TOTAL PREFERRED STOCK (Cost $153,894)		144,300

Exchange-Traded Funds - 3.22%
iShares Dow Jones U.S. - Healthcare Sector Index Fund	3,000	187,860
PowerShares Water Resources Portfolio	7,000	134,820

TOTAL EXCHANGE-TRADED FUNDS (Cost $346,581)		322,680

Money Market Securities - 2.27%
Fidelity Institutional Government Money Market Portfolio - Class I, 2.66(c)	227,879	227,879

TOTAL MONEY MARKET SECURITIES (Cost $227,879)		227,879

TOTAL INVESTMENTS (Cost $10,048,513) - 100.18%		$ 10,053,262

Liabilities in excess of other assets - (0.18)%		(17,966)

TOTAL NET ASSETS - 100.00%		$ 10,035,296

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at March 31, 2008.

Tax Related
Gross unrealized appreciation		$ 395,411
Gross unrealized depreciation		(390,662)
Net unrealized appreciation		$ 4,749

Aggregate cost of securities for income tax purposes		$ 10,048,512

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments
March 31, 2008
(Unaudited)

	Principal
Corporate Bonds - 38.59%	Amount	Value

Allstate Life Global Funding Trust, 4.250%, 02/26/2010	$ 250,000	$ 255,115
American General Finance, 4.000%, 03/15/2011	210,000	198,474
AT&T, Inc. 4.125%, 09/15/2009	210,000	211,242
Bank of America Corp., 7.400%, 01/15/2011	325,000	348,237
Bellsouth Corp., 4.200%, 09/15/2009	250,000	251,741
Cisco Systems, Inc., 5.250%, 02/22/2011	300,000	313,374
Citigroup, Inc., 6.200%, 03/15/2009	300,000	305,099
Coca-Cola Co., 5.350%, 11/15/2017	250,000	261,358
Comcast Corp., 5.450%, 11/15/2010	200,000	206,219
Compass Bank, 5.900%, 4/01/2026	200,000	163,160
E.I. DuPont de Nemours & Co., 4.125%, 04/30/2010	250,000	254,980
General Electric Capital Corp., 6.875%, 11/15/2010	300,000	325,991
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	200,000	194,701
Huntington National Bank, 5.375%, 02/28/2019	250,000	208,963
International Business Machine Corp., 5.375%, 02/01/2009	300,000	305,761
JPMorgan Chase & Co., Inc., 6.000%, 01/15/2009	250,000	254,257
Lowe's Companies, Inc., 5.600%, 09/15/2012	250,000	262,144
Marshall & Ilsley Corp., 5.626%, 08/17/2009	225,000	225,240
Merrill Lynch & Co., 5.300%, 09/30/2015	250,000	227,866
Metlife, Inc., 6.125%, 12/01/2011	122,000	131,012
Morgan Stanley, 5.050%, 01/21/2011	350,000	351,348
Oracle Corp., 5.000%, 01/15/2011	300,000	307,955
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	106,629
Vodafone Group plc., 7.750%, 02/15/2010	200,000	212,046
Wachovia Corp., 4.375%, 06/01/2010	200,000	199,963
Wal-Mart Stores, Inc., 4.550%, 05/01/2013	150,000	154,179
Wells Fargo & Co., 5.250%, 10/23/2012	300,000	311,436

TOTAL CORPORATE BONDS (Cost $6,514,025)		6,548,490

U.S. Government Agency Obligations - 24.07%

Federal Home Loan Bank, 5.000%, 09/18/2009	250,000	260,039
Federal Home Loan Bank, 4.500%, 05/12/2010	100,000	104,558
Federal Home Loan Mortgage Corp., 6.625%, 09/15/2009	1,480,000	1,572,501
Federal Home Loan Mortgage Corp., 5.125%, 07/15/2012	685,000	741,647
Federal Home Loan Mortgage Corp., 5.500%, 08/20/2012	300,000	329,154
Federal National Mortgage Association, 6.625%, 11/15/2010	975,000	1,076,094

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,891,911)		4,083,993

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
FCI Bond Fund
Schedule of Investments - continued
March 31, 2008
(Unaudited)

	Principal
Mortgage-Backed Securities - 14.92%	Amount	Value

Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	$ 458,346	$ 463,464
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	476,438	481,992
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	401,606	406,495
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	390,961	395,205
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	484,789	480,604
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	307,058	304,408

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,467,728)		2,532,168

Asset-Backed Securities - 4.41%

MBNA Master Credit Card Master Note Trust, 2.9275%, 05/16/2011 (a)	300,000	298,431
MBNA Master Credit Card Master Note Trust, 2.8175%, 12/15/2010 (a)	450,000	449,796

TOTAL ASSET-BACKED SECURITIES (Cost $748,544)		748,227

U.S. Treasuries - 13.07%

U.S. Treasury Note, 3.875%, 09/15/2010	640,000	674,500
U.S. Treasury Note, 4.000%, 02/15/2014	625,000	674,170
U.S. Treasury Note, 4.875%, 08/15/2016	360,000	403,369
U.S. Treasury Note, 4.500%, 05/15/2017	150,000	163,055
U.S. Treasury Bond, 6.250%, 08/15/2023	245,000	301,637

TOTAL U.S. TREASURIES (Cost $2,038,178)		2,216,731

	Shares
Preferred Stocks - 2.27%

Fannie Mae, 8.250%	16,000	384,800

TOTAL PREFERRED STOCKS (Cost $400,000)		384,800

Money Market Securities - 1.96%

Fidelity Institutional Money Market Government Portfolio - Class I, 2.660% (b)	332,612	332,612

TOTAL MONEY MARKET SECURITIES (Cost $332,612)		332,612

TOTAL INVESTMENTS (Cost $16,392,998) - 99.29%		$ 16,847,021

Other assets less liabilities - 0.71%		120,355

TOTAL NET ASSETS - 100.00%		$ 16,967,376

(a) Variable rate securities; the coupon rate shown represents the rate at March 31, 2008.
(b) Variable rate securities; the money market rate shown represents the rate at March 31, 2008.

Tax Related
Gross unrealized appreciation		$ 578,199
Gross unrealized (depreciation)		(124,176)
Net unrealized appreciation		$ 454,023

Aggregate cost of securities for income tax purposes		$ 16,392,998

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Assets and Liabilities
March 31, 2008
(Unaudited)

	FCI Equity Fund	FCI Bond Fund
Assets
Investment in securities:
At cost	$ 10,048,513	$ 16,392,998
At value	$ 10,053,262	$ 16,847,021

Receivable for fund investments sold	202,115	-
Receivable for fund shares sold	4,624	1,059
Dividends receivable	11,600	-
Interest receivable	343	136,180
Receivable due from Advisor (a)	6,619	2,523
Prepaid expenses	3,646	3,358
Total assets	10,282,209	16,990,141

Liabilities
Payable for fund investments purchased	224,460	-
Payable to administrator, transfer agent, and fund accountant	10,720	10,635
Payable to trustees and officers	1,068	998
Payable to custodian	402	762
Other accrued expenses	10,263	10,370
Total liabilities	246,913	22,765

Net Assets	$ 10,035,296	$ 16,967,376

Net Assets consist of:
Paid in capital	$ 10,058,344	$ 16,501,876
Accumulated undistributed net investment income	16,819	117
Accumulated net realized gain (loss) from investment transactions	(44,616)	11,360
Net unrealized appreciation on investments	4,749	454,023

Net Assets	$ 10,035,296	$ 16,967,376

Shares outstanding (unlimited number of shares authorized)	949,128	1,648,642

Net Asset Value and offering price per share	$ 10.57	$ 10.29

Redemption price per share (b) (Net Asset Value * 99%)	$ 10.46	$ 10.19

(a) See Note 3 in the Notes to the Financial Statements.

   (b) The Funds charge a 1% redemption fee on shares redeemed within 60 calendar days of purchase.

Shares are redeemed at the net asset value if held longer than 60 calendar days.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Operations
For the six months ended March 31, 2008
(Unaudited)
	FCI	FCI
	Equity Fund	Bond Fund
Investment Income
Dividend income	$ 71,109	$ 10,083
Interest income	10,421	395,754
Total Income	81,530	405,837

Expenses
Investment advisor fee (a)	30,767	32,909
Administration expenses	15,249	15,249
Transfer agent expenses	10,831	10,707
Fund accounting expenses	9,999	9,999
Legal expenses	6,899	6,000
Audit expenses	5,313	6,813
Custodian expenses	3,754	2,857
Registration expenses	3,338	3,338
CCO expense	2,560	2,560
Pricing expenses	2,535	2,725
Trustee expenses	2,200	2,200
Insurance expense	507	507
Miscellaneous expenses	401	401
Report printing expense	199	199
Total Expenses	94,552	96,464
Reimbursed expenses and waived fees (a)	(43,274)	(30,646)
Net operating expenses	51,278	65,818
Net investment income	30,252	340,019

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	55,361	57,013
Change in unrealized appreciation (depreciation)
on investment securities	(1,311,289)	386,615
Net realized and unrealized gain (loss) on investment securities	(1,255,928)	443,628
Net increase (decrease) in net assets resulting from operations	$ (1,225,676)	$ 783,647

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets

	FCI Equity Fund

	Six months
	ended	Fiscal Year
	March	ended
	31, 2008 (Unaudited)	September 30, 2007
Operations
Net investment income	$ 30,252	$ 71,972
Net realized gain on investment securities	55,361	618,534
Change in unrealized appreciation (depreciation)
on investment securities	(1,311,289)	1,057,953
Net increase (decrease) in net assets resulting from operations	(1,225,676)	1,748,459

Distributions
From net investment income	(50,902)	(59,987)
From net capital gain	(626,749)	-
Total distributions	(677,651)	(59,987)

Capital Share Transactions
Proceeds from shares sold	1,869,626	3,755,324
Reinvestment of distributions	242,600	19,391
Amount paid for shares repurchased	(607,623)	(1,759,390)
Net increase in net assets resulting
from share transactions	1,504,603	2,015,325

Total Increase (Decrease) in Net Assets	(398,724)	3,703,797

Net Assets
Beginning of period	10,434,020	6,730,223

End of period	$ 10,035,296	$ 10,434,020

Accumulated undistributed net investment income
included in net assets at end of period	$ 16,819	$ 37,468

Capital Share Transactions
Shares sold	163,396	335,272
Shares issued in reinvestment of distributions	20,336	1,753
Shares repurchased	(52,053)	(151,588)

Net increase from capital share transactions	131,679	185,437

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Statements of Changes In Net Assets

	FCI Bond Fund

	Six months
	ended	Fiscal Year
	March 31, 2008	ended
	(Unaudited)	September 30, 2007
Operations
Net investment income	$ 340,019	$ 560,917
Net realized gain (loss) on investment securities	57,013	(8,541)
Change in unrealized appreciation (depreciation)
on investment securities	386,615	57,639
Net increase in net assets resulting from operations	783,647	610,015

Distributions
From net investment income	(372,493)	(540,969)
Total distributions	(372,493)	(540,969)

Capital Share Transactions
Proceeds from shares sold	2,100,173	7,888,246
Reinvestment of distributions	62,211	77,147
Amount paid for shares repurchased	(1,011,540)	(2,251,105)
Net increase in net assets resulting
from share transactions	1,150,844	5,714,288

Total Increase in Net Assets	1,561,998	5,783,334

Net Assets
Beginning of period	15,405,378	9,622,044

End of period	$ 16,967,376	$ 15,405,378

Accumulated undistributed net investment income
included in net assets at end of period	$ 117	$ 32,590

Capital Share Transactions
Shares sold	205,473	788,233
Shares issued in reinvestment of distributions	6,116	7,755
Shares repurchased	(98,588)	(224,943)

Net increase from capital share transactions	113,001	571,045

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout the period)

	FCI Equity Fund

	Six months
	ended	Fiscal Year	Period
	March	ended	ended
	31, 2008 (Unaudited)	September 30, 2007	September 30, 2006 (a)

Selected Per Share Data:
Net asset value, beginning of year	$ 12.76	$ 10.65	$ 10.00

Income (loss) from investment operations:
Net investment income	0.03	0.08	0.07
Net realized and unrealized gains (losses)	(1.42)	2.11	0.61
Total income from investment operations	(1.39)	2.19	0.68

Less distributions:
From net investment income	(0.06)
From capital gain	(0.74)	(0.08)	(0.03)
Total distributions	(0.80)	(0.08)	(0.03)

Paid in capital from redemption fees (b)	-	-	-

Net asset value, end of year	$ 10.57	$ 12.76	$ 10.65

Total Return (c)	-11.58%(d)	20.65%	6.76%(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 10,035	$ 10,434	$ 6,730

Ratio of expenses to average net assets	1.00% (e)	1.00%	1.00% (e)
Ratio of expenses to average net assets
before reimbursement	1.84% (e)	1.91%	4.07% (e)
Ratio of net investment income to
average net assets	0.59%(e)	0.79%	0.78% (e)
Ratio of net investment income to
average net assets before reimbursement	(0.25)% (e)	(0.12)%	(2.30)% (e)
Portfolio turnover rate	95.70%	131.65%	142.15%

(a) For the period October 5, 2005 (Commencement of Operations) to September 30, 2006.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds
Financial Highlights
(For a share outstanding throughout the period)

	FCI Bond Fund

	Six months
	ended	Fiscal Year	Period
	March 31, 2008	ended	ended
	(Unaudited)	September 30, 2007	September 30, 2006 (a)

Selected Per Share Data:
Net asset value, beginning of year	$ 10.03	$ 9.98	$ 10.00

Income (loss) from investment operations:
Net investment income	0.21	0.40	0.34
Net realized and unrealized gains (losses)	0.28	0.05	(0.04)
Total income from investment operations	0.49	0.45	0.30

Less distributions:
From net investment income	(0.23)	(0.40)	(0.32)
Total distributions	(0.23)	(0.40)	(0.32)

Paid in capital from redemption fees (b)	-	-	-

Net asset value, end of year	$ 10.29	$ 10.03	$ 9.98

Total Return (c)	4.93%(d)	4.58%	3.03%(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 16,957	$ 15,405	$ 9,622

Ratio of expenses to average net assets	0.80%(e)	0.80%	0.80%(e)
Ratio of expenses to average net assets
before reimbursement	1.17%(e)	1.31%	2.23%(e)
Ratio of net investment income to
average net assets	4.13%(e)	4.28%	4.05%(e)
Ratio of net investment income to
average net assets before reimbursement	3.76%(e)	3.77%	2.62%(e)
Portfolio turnover rate	14.60%	34.10%	49.40%

(a) For the period October 4, 2005 (Commencement of Operations) to September 30, 2006.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

FCI Funds

Notes to the Financial Statements

March 31, 2008

(Unaudited)

NOTE 1. ORGANIZATION

The FCI Equity Fund (“Equity Fund”) and the FCI Bond Fund (“Bond Fund”) (collectively, the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The Equity Fund commenced operations on October 5, 2005 and the Bond Fund commenced operations on October 4, 2005. The investment advisor to the Funds is Financial Counselors, Inc. (the “Advisor”). The Equity Fund seeks to provide long-term capital appreciation. The Bond Fund seeks to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Trustees.

Fixed income securities are generally valued using market quotations, but may be valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Funds make no provisions for federal income tax. The Funds’ policy is to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the

FCI Funds

Notes to the Financial Statements - continued

March 31, 2008

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis for the Equity Fund and a quarterly basis for the Bond Fund. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Fair Value Measurements – In September 2006, Financial Accounting Standard Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Accounting for Uncertainty in Income Taxes- The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the period ended March 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Advisor manages the Funds’ investments subject to approval of the Board. As compensation for its management services, the Funds are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Equity Fund’s average daily net assets and 0.40% of the Bond Fund’s average daily net assets. For the six months ended March 31, 2008, the Advisor earned fees of $30,767 from the Equity Fund and $32,909 from the Bond Fund before waiving a portion of those fees, as described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and

FCI Funds

Notes to the Financial Statements - continued

March 31, 2008

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as fees and expenses of other investment companies acquired by the Funds) do not exceed 1.00% of the Equity Fund’s average daily net assets and 0.80% of the Bond Fund’s average daily net assets through January 31, 2009.

For the six months ended March 31, 2008, the Advisor waived fees and reimbursed expenses of $43,274 for the Equity Fund and $30,646 for the Bond Fund. As of March 31, 2008, the Advisor owed $6,619 to the Equity Fund and $2,523 to the Bond Fund. Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2007, were as follows:

As of March 31, 2008, $43,274 for the Equity Fund and $30,646 for the Bond Fund may be subject to potential repayment by the Funds to the Advisor until September 30, 2011.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2008, Unified earned fees of $15,249 and $15,249 for administrative services provided to the Equity Fund and the Bond Fund, respectively. As of March 31, 2008, Unified was owed $5,249 and $5,249 from the Equity Fund and the Bond Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank (the “Custodian”), the custodian of the Funds’ investments. For the six months ended March 31, 2008, the Custodian earned fees of $3,754 and $2,857 from the Equity Fund and the Bond Fund, respectively, for custody services provided to the Funds. At March 31, 2008, the Custodian was owed $402 by the Equity Fund and $762 by the Bond Fund for custody services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2007, Unified earned fees of $5,007 for transfer agent services and $5,824 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services for the Equity Fund. For the six months ended March 31, 2008, Unified earned fees of $5,007 for transfer agent services and $5,700 in reimbursement for out-of-pocket expenses in providing transfer agent services for the Bond Fund. As of March 31, 2008, the Equity Fund owed Unified $2,139 for transfer agent services and in reimbursement of out-of-pocket expenses. As of March 31, 2008, the Bond Fund owed Unified $2,054 for transfer agent services and reimbursement of out-of-pocket expenses. For the six months ended March 31, 2008, Unified earned fees of $9,999 and $9,999 from the Equity Fund and the Bond Fund, respectively, for fund accounting services. As of March 31, 2008, Unified was owed $3,332 and $3,332 from the Equity Fund and the Bond Fund, respectively, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made by the Funds to the Distributor during the six months ended March 31, 2008. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons my be deemed to be affiliates of the Distributor.

FCI Funds

Notes to the Financial Statements - continued

March 31, 2008

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended March 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of March 31, 2008, the net unrealized appreciation of investments for tax purposes was as follows:

At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $10,048,513 for the Equity Fund and $16,392,998 for the Bond Fund.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. As of March 31, 2008, Midwest Trust Company, an affiliate of the Advisor, for the benefit of its customers, owned 100% of the Equity Fund and 100% of the Bond Fund. As a result, Midwest Trust Company may be deemed to control each Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund:

On December 27, 2006, the Equity Fund paid an income distribution of $0.0775 per share to shareholders of record on December 26, 2006.

The tax characterization of distributions for the fiscal year ended September 30, 2007 and the period ended September 30, 2006 was as follows:

FCI Funds

Notes to the Financial Statements - continued

March 31, 2008

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

On December 14, 2007, the Equity Fund paid an income distribution of $0.0604 per share or $50,902 and short-term and long-term capital gain distributions totaling $0.7437 per share or $626,749 to shareholders of record on December 13, 2007.

Bond Fund.

For the fiscal year ended September 30, 2007, the Bond Fund paid quarterly income distributions totaling $0.3982 per share to shareholders.

The tax characterization of distributions for the fiscal year ended September 30, 2007 and the period ended September 30, 2006 was as follows:

For the six months ended March 31, 2008, the Bond Fund paid quarterly income distributions totaling $0.2308 per share or $372,493.

As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

As of September 30, 2007, the difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and post-October losses. The Equity Fund deferred wash sales in the amount of $35,940. The Bond Fund deferred wash sales in the amount of $1,131 and elected to defer post-October losses of $6,693.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

At September 30, 2007, the Bond Fund had available for federal tax purposes unused capital loss carry forwards of $37,829 which expire September 30, 2015. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Management Renewal (Unaudited)

The continuation of the Management Agreements (“Agreements”) of the Funds with the Advisor was recommended by the Advisor Contract Renewal Committee of the Board (“Committee”) at an in person meeting held on February 10-11, 2008.

The Chairman of the Board reported that on January 30, 2008, the Committee convened via teleconference to consider whether to recommend that the full Board approve the continuance of the Agreements between the Trust, on behalf of the Funds, and the Advisor.

The Committee noted as a preliminary matter that no changes were being proposed to the Funds’ agreements. The Committee members noted and acknowledged that the materials specifically provided to them included the following information: (i) executed copies of the Funds’ management agreements and current expense cap side letters, (ii) a letter to the Advisor setting forth, and the Advisor’s response to, a detailed series of questions regarding, among other things, the Advisor’s services to the Funds, its profitability (if any) from managing the Funds and ideas for future growth for the Funds, (iii) a certification from the Advisor that it had adopted a compliance program that is reasonably designed to prevent violations of federal securities laws by the Funds, (iv) the Advisor’s Form ADV, (v) reports provided regarding the Funds’ performance for the past 1-year and comparisons of the same to the Funds’ benchmarks and peer groups for the same period, and (viii) reports provided comparing the Funds’ advisory fees and total expenses (after fee waivers and reimbursement by the Advisor) to their selected peer groups. After discussing the materials, the Committee contacted the Funds’ portfolio managers.

          The Committee members noted that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust and legal counsel to the Independent Trustees, and their own business judgment, to be relevant. They noted that this included information regarding compliance matters that had been provided to the Board throughout the year at regular meetings of the Board. As a result, the Board noted as follows:

The Nature, Extent and Quality of Services – The Committee reviewed the responses from the Advisor as to the resources provided to the Funds, and considered the adequacy of such resources in light of the expected growth in the level of the Funds’ assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs. The Board determined that the portfolio managers, appeared to have adequate experience to manage the Funds from having, managed the Funds since their inception in October, 2005. In addition, all of the portfolio managers have also managed multiple private accounts through their advisory firm. The Committee sought and received assurances from the portfolio managers that their current workloads allow sufficient time to devote to the Funds’ matters. They assured the Committee that they dedicate a significant percentage of their time to matters related to the Funds. Based on the above discussion, the Board deemed the Advisor's resources to be adequate.

          The Advisor advised the Committee that there had been no changes in the management team or other personnel that provided services to the Funds. He also reported there had been no compliance issues, changes to the Advisor’s compliance program or SEC staff examination during the most-recently completed year. The Committee then asked the Trust’s CCO to discuss the Advisor’s and the Funds’ compliance matters generally. The CCO did not express any concern with respect to the Advisor’s promptness and diligence in dealing with compliance issues. The CCO did note, however, that the Advisor had recently amended one section of its Code of Ethics, but stated that the amendment and the rest of the Code of Ethics was in good order. The Advisor was asked to submit the amended Code of Ethics to the Board as soon as possible, as it must be approved by the Board within six months. The Trustees requested that the CCO keep it updated as to any compliance matters.

          In addition, a Committee member noted that the Advisor should seek to bring down brokerage expenses for the Equity Fund to approximately $0.05 per share or less – a bit lower than the current brokerage expense of $0.053 per share – but noted that the downward trend is commendable. The Advisor agreed to discuss this matter with their brokerage committee.

Fund Performance – The Board discussed the Equity Fund’s performance with the portfolio manager. He reported that because of weak performance during 2006, the portfolio managers moved away from financials and structured the portfolio for growth. As such, 2007 was a strong year, and the Equity Fund performed well in 9 of 10 economic sectors, particularly with respect to the consumer discretionary sector. He noted that the Equity Fund had a 16% return for the year, which was strong in light of the 5% return for the year for its peer groups. The Board then discussed the Bond Fund’s performance with the portfolio manager. He noted that the Bond Fund returned 6.44% for the year, which was in line with the Fund’s index. Further, with respect to the Bond Fund, the Advisor was in the top 20% of Advisors as rated by Bloomberg. The Bond Fund’s positive return was based on its high quality portfolio, which avoided asset-backed securities and non-agency mortgage securities; further, the Fund had no exposure to the subprime mortgage area. While the Bond Fund does invest in some financials, such financials are AAA-rated mortgage securities, Fannie Mae and Freddie Mac securities, and other high grade securities.

Fee rates and Profitability – The Committee members noted that the management fees at 0.40% for the Bond Fund and 0.60% for the Equity Fund were comparable to their peer group averages. It also reported that the Funds’ net expense ratios of 0.81% for the Bond Fund and 1.08% for the Equity Fund, after fee waiver and reimbursement, were comparable to their peer group averages. The Board sought and received assurances from the Advisor that they would contractually agree to continue capping certain operating expenses of the Funds for an additional year. The Board also noted the Advisor’s representation that the advisory agreements are not profitable and that the Advisor had experienced a net loss from providing services to each Fund during its last fiscal year due to each Fund’s small asset size.

          The Committee noted that the Advisor does not enter into soft dollar arrangements with respect to the Funds’ brokerage commissions. The Advisor did state, however, that brokers do provide street research for them; but the Advisor nonetheless uses a standard commission schedule on all trades. The Committee also noted that the Advisor does not receive 12b-1 fees from the Fund.

Economies of Scale – In determining the reasonableness of the advisory fees, the Trustees also considered whether economies of scale will be realized as the Funds grow larger, and the extent to which this is reflected in the advisory fees. The Committee concluded that considering ways to reduce the Funds’ expenses would be appropriate once the Funds’ assets have grown and Advisor is realizing profits from managing the Funds.

          The Board determined that the Funds’ advisory fees (after waiver and reimbursement by the Funds’ Advisor) were reasonable, and that each Fund’s Agreement should be renewed. After reviewing and discussing the materials and the Committee’s recommendation, the Board, including all of the Trustees who are not “interested persons” (within the meaning of the 1940 Act) of the Trust or the Advisor, determined that the Agreements were reasonable. As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Agreements between the Trust and the Advisor are in the best interests of the Funds and their shareholders and voted to continue the Agreements for an additional one year term.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

OFFICERS

Anthony J. Ghoston, President

John C. Swhear, Senior Vice-President

William J. Murphy, Interim Treasurer and Chief Financial Officer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Financial Counselors, Inc.

442 West 47th Street

Kansas City, MO 64112

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of March 26, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By

      */s/ Anthony Ghoston

Anthony Ghoston, President

Date	06/05/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

      */s/ Anthony Ghoston

Anthony Ghoston, President

Date	06/05/2008

By

*             /s/ William J. Murphy

William J. Murphy, Interim Treasurer

Date	06/05/2008